EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Computation of earnings per share

	Years Ended December 31
	2023	2024	2025
	(NT$)	(NT$)	(NT$)

Basic EPS	$32.85	$44.68	$65.47
Diluted EPS	$32.85	$44.67	$65.47
EPS is computed as follows:

	Years Ended December 31
	2023	2024	2025
	(NT$)	(NT$)	(NT$)
Basic EPS
Net income available to common shareholders of the parent (in millions)	$851,740.0	$1,158,380.2	$1,697,604.0

Weighted average number of common shares outstanding used in the computation of basic EPS (in millions)	25,929.2	25,927.6	25,928.3

Basic EPS (in dollars)	$32.85	$44.68	$65.47

Diluted EPS
Net income available to common shareholders of the parent (in millions)	$851,740.0	$1,158,380.2	$1,697,604.0

Weighted average number of common shares outstanding used in the computation of basic EPS (in millions)	25,929.2	25,927.6	25,928.3
Effects of all dilutive potential common shares (in millions)	0.1	2.1	2.3

Weighted average number of common shares used in the computation of diluted EPS (in millions)	25,929.3	25,929.7	25,930.6

Diluted EPS (in dollars)	$32.85	$44.67	$65.47